Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Galmed Pharmaceuticals Ltd.
Entity Central Index Key	0001595353
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	GLMD
Entity Common Stock, Shares Outstanding	21,018,919
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true